FAIR VALUE MEASUREMENTS - Schedule of Investments Measured at Fair value (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 356,649,391	$ 318,050,484
Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	21,183,428	29,911,370
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	329,887,671	283,040,013
Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	5,973	7,328
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	351,077,072	312,958,711
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	351,071,099	312,951,383
Level 1 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	21,183,428	29,911,370
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	329,887,671	283,040,013
Level 1 | Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	5,973	7,328
Level 2 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	5,973	7,328
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
NAV
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 5,572,319	$ 5,091,773